 v3.25.0.1
Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (In Thousands)
2024	$661,919	$661,919	$503,962	$90.20	$19,023
2023	$761,541	$761,541	$450,036	$74.55	$3,387
2022	$597,462	$597,462	$367,653	$95.24	$9,514

PEO Total Compensation Amount	$ 661,919	$ 761,541	$ 597,462
PEO Actually Paid Compensation Amount	661,919	761,541	597,462
Non-PEO NEO Average Total Compensation Amount	$ 503,962	450,036	367,653
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 90.20	74.55	95.24
Net Income (Loss)	$ 19,023,000	$ 3,387,000	$ 9,514,000
X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 5
-Subparagraph ii

+ Details
Name:	ecd_CompActuallyPaidVsNetIncomeTextBlock
Namespace Prefix:	ecd_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 5
-Subparagraph i

+ Details
Name:	ecd_CompActuallyPaidVsTotalShareholderRtnTextBlock
Namespace Prefix:	ecd_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 2
-Subparagraph ii

+ Details
Name:	ecd_NonPeoNeoAvgTotalCompAmt
Namespace Prefix:	ecd_
Data Type:	xbrli:monetaryItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 2
-Subparagraph iii

+ Details
Name:	ecd_PeoActuallyPaidCompAmt
Namespace Prefix:	ecd_
Data Type:	xbrli:monetaryItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 2
-Subparagraph ii

+ Details
Name:	ecd_PeoTotalCompAmt
Namespace Prefix:	ecd_
Data Type:	xbrli:monetaryItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 1

+ Details
Name:	ecd_PvpTable
Namespace Prefix:	ecd_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 1

+ Details
Name:	ecd_PvpTableTextBlock
Namespace Prefix:	ecd_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-K
-Number 229
-Section 402
-Subsection v
-Paragraph 2
-Subparagraph iv

+ Details
Name:	ecd_TotalShareholderRtnAmt
Namespace Prefix:	ecd_
Data Type:	xbrli:monetaryItemType
Balance Type:	na
Period Type:	duration

X
- Definition

The portion of profit or loss for the period, net of income taxes, which is attributable to the parent.

+ References

Reference 1: http://www.xbrl.org/2003/role/disclosureRef
-Topic 250
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 6
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483443/250-10-50-6

Reference 2: http://www.xbrl.org/2003/role/disclosureRef
-Topic 250
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 9
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483443/250-10-50-9

Reference 3: http://www.xbrl.org/2003/role/disclosureRef
-Topic 805
-SubTopic 60
-Name Accounting Standards Codification
-Section 65
-Paragraph 1
-Subparagraph (g)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147476176/805-60-65-1

Reference 4: http://www.xbrl.org/2003/role/disclosureRef
-Topic 740
-SubTopic 323
-Name Accounting Standards Codification
-Section 65
-Paragraph 2
-Subparagraph (g)(3)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147478666/740-323-65-2

Reference 5: http://fasb.org/us-gaap/role/ref/legacyRef
-Topic 220
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 2
-Subparagraph (SX 210.5-03(20))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483621/220-10-S99-2

Reference 6: http://www.xbrl.org/2003/role/disclosureRef
-Topic 235
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1
-Subparagraph (SX 210.4-08(g)(1)(ii))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480678/235-10-S99-1

Reference 7: http://www.xbrl.org/2003/role/disclosureRef
-Topic 323
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 3
-Subparagraph (c)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147481687/323-10-50-3

Reference 8: http://www.xbrl.org/2003/role/disclosureRef
-Topic 825
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 28
-Subparagraph (f)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147482907/825-10-50-28

Reference 9: http://www.xbrl.org/2003/role/disclosureRef
-Topic 220
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 6
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147482765/220-10-50-6

Reference 10: http://www.xbrl.org/2003/role/disclosureRef
-Topic 250
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 3
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483443/250-10-50-3

Reference 11: http://www.xbrl.org/2003/role/disclosureRef
-Topic 250
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 1
-Subparagraph (b)(2)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483443/250-10-50-1

Reference 12: http://www.xbrl.org/2003/role/disclosureRef
-Topic 815
-SubTopic 40
-Name Accounting Standards Codification
-Section 65
-Paragraph 1
-Subparagraph (f)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480175/815-40-65-1

Reference 13: http://www.xbrl.org/2003/role/disclosureRef
-Topic 250
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 8
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483443/250-10-50-8

Reference 14: http://www.xbrl.org/2003/role/disclosureRef
-Topic 250
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 11
-Subparagraph (a)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483443/250-10-50-11

Reference 15: http://www.xbrl.org/2003/role/disclosureRef
-Topic 250
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 11
-Subparagraph (b)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483443/250-10-50-11

Reference 16: http://www.xbrl.org/2003/role/disclosureRef
-Topic 250
-SubTopic 10
-Name Accounting Standards Codification
-Section 50
-Paragraph 4
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483443/250-10-50-4

Reference 17: http://www.xbrl.org/2003/role/exampleRef
-Topic 946
-SubTopic 830
-Name Accounting Standards Codification
-Section 55
-Paragraph 10
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147479168/946-830-55-10

Reference 18: http://www.xbrl.org/2003/role/disclosureRef
-Topic 946
-SubTopic 220
-Name Accounting Standards Codification
-Section 45
-Paragraph 7
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147479105/946-220-45-7

Reference 19: http://www.xbrl.org/2003/role/disclosureRef
-Topic 944
-SubTopic 220
-Name Accounting Standards Codification
-Section S99
-Paragraph 1
-Subparagraph (SX 210.7-04(18))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147477250/944-220-S99-1

Reference 20: http://www.xbrl.org/2003/role/disclosureRef
-Topic 946
-SubTopic 220
-Name Accounting Standards Codification
-Section S99
-Paragraph 1
-Subparagraph (SX 210.6-07(9))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147479134/946-220-S99-1

Reference 21: http://www.xbrl.org/2003/role/disclosureRef
-Topic 946
-SubTopic 220
-Name Accounting Standards Codification
-Section S99
-Paragraph 3
-Subparagraph (SX 210.6-09(1)(d))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147479134/946-220-S99-3

Reference 22: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1A
-Subparagraph (SX 210.13-01(a)(4)(i))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1A

Reference 23: http://www.xbrl.org/2009/role/commonPracticeRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1A
-Subparagraph (SX 210.13-01(a)(4)(ii))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1A

Reference 24: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1A
-Subparagraph (SX 210.13-01(a)(4)(iii)(A))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1A

Reference 25: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1A
-Subparagraph (SX 210.13-01(a)(4)(iv))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1A

Reference 26: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1A
-Subparagraph (SX 210.13-01(a)(5))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1A

Reference 27: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1B
-Subparagraph (SX 210.13-02(a)(4)(i))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1B

Reference 28: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1B
-Subparagraph (SX 210.13-02(a)(4)(iii)(A))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1B

Reference 29: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1B
-Subparagraph (SX 210.13-02(a)(4)(iii)(B))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1B

Reference 30: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1B
-Subparagraph (SX 210.13-02(a)(4)(iv))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1B

Reference 31: http://www.xbrl.org/2003/role/disclosureRef
-Topic 470
-SubTopic 10
-Name Accounting Standards Codification
-Section S99
-Paragraph 1B
-Subparagraph (SX 210.13-02(a)(5))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147480097/470-10-S99-1B

Reference 32: http://www.xbrl.org/2003/role/disclosureRef
-Topic 260
-SubTopic 10
-Name Accounting Standards Codification
-Section 45
-Paragraph 60B
-Subparagraph (a)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147482689/260-10-45-60B

Reference 33: http://www.xbrl.org/2003/role/disclosureRef
-Topic 205
-SubTopic 20
-Name Accounting Standards Codification
-Section 50
-Paragraph 7
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147483499/205-20-50-7

Reference 34: http://fasb.org/us-gaap/role/ref/legacyRef
-Topic 230
-SubTopic 10
-Name Accounting Standards Codification
-Section 45
-Paragraph 28
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147482740/230-10-45-28

Reference 35: http://www.xbrl.org/2003/role/disclosureRef
-Topic 220
-SubTopic 10
-Name Accounting Standards Codification
-Section 45
-Paragraph 1A
-Subparagraph (a)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147482790/220-10-45-1A

Reference 36: http://www.xbrl.org/2003/role/disclosureRef
-Topic 220
-SubTopic 10
-Name Accounting Standards Codification
-Section 45
-Paragraph 1B
-Subparagraph (a)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147482790/220-10-45-1B

Reference 37: http://fasb.org/us-gaap/role/ref/legacyRef
-Topic 942
-SubTopic 220
-Name Accounting Standards Codification
-Section S99
-Paragraph 1
-Subparagraph (SX 210.9-04(22))
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147478524/942-220-S99-1

+ Details
Name:	us-gaap_NetIncomeLoss
Namespace Prefix:	us-gaap_
Data Type:	xbrli:monetaryItemType
Balance Type:	credit
Period Type:	duration